DBX ETF Trust | 1
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.6%
Electronic Components — 0.7%
Kyocera Corp.
(Cost $61,001)
4,684 51,566
Electronic Manufacturing
Services — 0.4%
Fabrinet *
(Cost $23,055)
129 25,806
Industrial Machinery &
Supplies — 0.5%
VAT Group AG, 144A
(Cost $41,290)
96 35,793
Semiconductor Materials &
Equipment — 30.0%
Advantest Corp.
2,576 138,736
Applied Materials, Inc.
1,883 297,646
ASM International NV
162 86,464
ASML Holding NV
447 315,468
BE Semiconductor Industries NV
273 30,209
Disco Corp.
301 75,043
Enphase Energy, Inc. *
471 27,002
Entegris, Inc.
535 54,153
KLA Corp.
472 334,572
Lam Research Corp.
4,326 331,977
Lasertec Corp.
264 23,423
MKS Instruments, Inc.
225 20,659
Nova Ltd. *
105 25,665
Onto Innovation, Inc. *
175 25,490
SCREEN Holdings Co. Ltd.
316 22,374
Teradyne, Inc.
574 63,060
Tokyo Electron Ltd.
1,627 238,876
(Cost $2,047,374)
2,110,817
Semiconductors — 68.0%
Advanced Micro Devices, Inc. *
2,735 273,117
Alchip Technologies Ltd.
276 27,632
Analog Devices, Inc.
1,512 347,851
ASE Technology Holding Co. Ltd.
13,118 68,364
Broadcom, Inc.
1,453 289,772
Credo Technology Group
Holding Ltd. *
457 25,217
eMemory Technology, Inc.
225 20,194
First Solar, Inc. *
360 49,025
Infineon Technologies AG
4,592 169,584
Intel Corp.
15,125 358,916
Lattice Semiconductor Corp. *
489 30,484
Number
of Shares Value $
Marvell Technology, Inc.
2,819 258,841
MediaTek, Inc.
5,314 245,355
Microchip Technology, Inc.
1,822 107,243
Micron Technology, Inc.
3,352 313,848
Monolithic Power Systems, Inc.
166 101,428
Novatek Microelectronics Corp.
2,004 33,285
NVIDIA Corp.
2,379 297,185
NXP Semiconductors NV
895 192,953
ON Semiconductor Corp. *
1,467 69,022
Qorvo, Inc. *
337 24,497
QUALCOMM, Inc.
2,096 329,428
Realtek Semiconductor Corp.
1,601 26,836
Renesas Electronics Corp.
5,800 94,855
SK Hynix, Inc.
1,897 246,640
Skyworks Solutions, Inc.
562 37,463
STMicroelectronics NV
1,739 42,917
STMicroelectronics NV, Class Y
564 13,925
Taiwan Semiconductor
Manufacturing Co. Ltd.
9,922 314,480
Texas Instruments, Inc.
1,739 340,827
United Microelectronics Corp.
41,352 55,073
(Cost $4,301,790)
4,806,257
TOTAL COMMON STOCKS
(Cost $6,474,510)
7,030,239
EXCHANGE-TRADED FUNDS
— 0.3%
Invesco PHLX Semiconductor
ETF (a)
(Cost $23,326)
600 22,536
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(b)(c)
(Cost $15,100)
15,100 15,100
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.30% (b)
(Cost $1,347)
1,347 1,347
TOTAL INVESTMENTS — 100.1%
(Cost $6,514,283)
7,069,222
Other assets and liabilities,
net — (0.1%)
(8,759)
NET ASSETS — 100.0%
7,060,463
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (b)(c)
— 15,100 (d) — — — 14 — 15,100 15,100
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.30% (b)
1,039 308,936 (308,628) — — 181 — 1,347 1,347
1,039 324,036 (308,628) — — 195 — 16,447 16,447
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $15,024, which is 0.2% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 7,030,239 $ — $ — $ 7,030,239
Exchange-Traded Funds
22,536 — — 22,536
Short-Term Investments (a)
16,447 — — 16,447
TOTAL
$ 7,069,222 $ — $ — $ 7,069,222
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Semiconductor Select Equity ETF
(Continued)
February 28, 2025 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
CHPS-PH3
R-089711-2 (5/25) DBX006037 (5/25)